CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income:
Loans, including fees	$ 30,969	$ 33,381	$ 35,440
Securities:
Taxable interest	6,702	6,319	7,744
Tax-exempt interest	5	38	47
Dividends	79	23	42
Other	65	114	112
Total interest and dividend income	37,820	39,875	43,385
Interest expense:
Deposits	7,262	9,437	13,183
Federal Home Loan Bank advances	3,779	4,214	5,461
Subordinated debt	336	173	217
Total interest expense	11,377	13,824	18,861
Net interest income	26,443	26,051	24,524
Provision for loan losses	1,558	902	2,830
Net interest income after provision for loan losses	24,885	25,149	21,694
Noninterest income:
Total other-than-temporary impairment losses on securities	(1,841)	(492)	(894)
Portion of losses recognized in other comprehensive income	1,693	0	666
Net impairment losses recognized in earnings	(148)	(492)	(228)
Service fees	4,820	5,093	5,033
Wealth management fees	4,108	4,083	3,912
Increase in cash surrender value of bank-owned life insurance	289	290	294
Net gain on sale of securities	486	878	285
Mortgage banking	814	1,090	707
Net gain (loss) in fair value on trading securities and derivatives	195	(429)	0
Net (loss) gain on disposal of equipment	(41)	(5)	99
Other	604	177	79
Total noninterest income	11,127	10,685	10,181
Noninterest expenses:
Salaries and employee benefits	16,043	15,487	15,767
Occupancy and equipment	5,838	5,628	5,559
Computer and electronic banking services	3,867	3,785	3,477
Outside professional services	1,054	944	975
Marketing and advertising	823	757	791
Supplies	467	491	524
FDIC deposit insurance and regulatory assessments	894	1,306	1,756
Contribution to SI Financial Group Foundation	500	0	0
Other	3,106	3,120	2,556
Total noninterest expenses	32,592	31,518	31,405
Income before income tax provision	3,420	4,316	470
Income tax provision	1,003	1,313	35
Net income	$ 2,417	$ 3,003	$ 435
Net income per share:
Basic	$ 0.24	$ 0.29	$ 0.04
Diluted	$ 0.24	$ 0.29	$ 0.04